Financial Risk Management - Financial Assets and Liabilities Which Impact Profit and Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Currency exposure / functional currency	$ 5,300	$ 6,600
Argentine Peso / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Currency exposure / functional currency	(64,482)	(60,204)
Euro / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Currency exposure / functional currency	(365,926)	(406,814)
U.S. dollar / Brazilian Real foreign exchange risk [member]
Statement Line Items [Line Items]
Currency exposure / functional currency	$ (183)	$ 125,880